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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



          Report for the Calendar Year or Quarter Ended 12-31-10

If amended report check here:      | |                    Amendment Number:____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

Capital Counsel LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

527 Madison Avenue, 19th Fl.             New York            NY	10022
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-05779

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Terence Greene                  Member & Secretary                  212-350-4520
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


						Terence S. Greene
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

						New York, NY  01-21-10
                                      ------------------------------------------
                                              (Place and Date of Signing)




Report Type:

[X ]      13F HOLDINGS REPORT.

[  ]      13F NOTICE.

[  ]      13F COMBINATION REPORT.

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 61

Form 13F Information Table Value Total: $1088344
                                         (thousands)




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M                             COM              88579Y101     2474    28096 SH       Sole                    28096
AMGEN                          COM              031162100      614    10722 SH       Sole                    10722
APPLE COMPUTER                 COM              037833100      665     2000 SH       Sole                     2000
ATS CORP                       COM              00211E104      201    60862 SH       Sole                    60862
AUTOMATIC DATA PROCESSING      COM              053015103    66856  1361906 SH       Sole                  1361906
BAKER HUGHES                   COM              057224107      887    15156 SH       Sole                    15156
BERKSHIRE HATHAWAY CL A        COM              084670108     2058       17 SH       Sole                       17
BERKSHIRE HATHAWAY INC         COM              084670702      311     3850 SH       Sole                     3850
C H ROBINSON WORLDWIDE         COM              12541W209    91363  1174334 SH       Sole                  1174334
CENOVUS ENERGY INC             COM              15135U109    33974  1070397 SH       Sole                  1070397
CISCO SYS                      COM              17275R102      366    17622 SH       Sole                    17622
CME GROUP                      COM              12572Q105    71090   229908 SH       Sole                   229908
COCA COLA                      COM              191216100     5456    86698 SH       Sole                    86698
DANAHER                        COM              235851102     2257    48796 SH       Sole                    48796
DISNEY WALT                    COM              254687106      312     7970 SH       Sole                     7970
DONALDSON                      COM              257651109    66333  1126583 SH       Sole                  1126583
ECOSPHERE TECHNOLOGIES INC     COM              27922x105       66   110000 SH       Sole                   110000
ENCANA                         COM              292505104    45111  1410615 SH       Sole                  1410615
EXPRESS SCRIPTS                COM              302182100   119909  2066331 SH       Sole                  2066331
EXXON MOBIL                    COM              30231G102    57137   734876 SH       Sole                   734876
FLOWERS FOODS                  COM              343498101      205     7776 SH       Sole                     7776
GEN-PROBE INC                  COM              36866T103    48563   796510 SH       Sole                   796510
GENERAL ELECTRIC               COM              369604103      634    34400 SH       Sole                    34400
GENERAL MILLS                  COM              370334104      342     9200 SH       Sole                     9200
GILEAD SCIENCES                COM              375558103     1622    42500 SH       Sole                    42500
HUBBELL CLASS B                COM              443510201      547     9222 SH       Sole                     9222
IDEXX LABS                     COM              45168d104    29647   423220 SH       Sole                   423220
INTEL                          COM              458140100    59192  2825393 SH       Sole                  2825393
INTL BUSINESS MACHINES         COM              459200101     1935    12417 SH       Sole                    12417
JOHNSON & JOHNSON              COM              478160104     5516    87748 SH       Sole                    87748
LATTICE INC                    COM              518414107        2    10500 SH       Sole                    10500
LEUCADIA NATIONAL              COM              527288104      636    20500 SH       Sole                    20500
MAXIM INTERGRATED PRODS        COM              57772K101      502    19602 SH       Sole                    19602
MERCK & CO INC NEW             COM              58933Y105     8832   259371 SH       Sole                   259371
METTLER - TOLEDO INTL          COM              592688105    60997   407845 SH       Sole                   407845
MICROSOFT                      COM              594918104      296    10450 SH       Sole                    10450
ORACLE                         COM              68389x105      339    10500 SH       Sole                    10500
PATTERSON COMPANIES            COM              703395103    36507  1167465 SH       Sole                  1167465
PEPSICO                        COM              713448108     3328    50500 SH       Sole                    50500
PFIZER                         COM              717081103      761    41700 SH       Sole                    41700
PLANTRONICS NEW                COM              727493108      213     6000 SH       Sole                     6000
PROCTER & GAMBLE               COM              742718109      724    11000 SH       Sole                    11000
SCHLUMBERGER LTD               COM              806857108      698     8190 SH       Sole                     8190
SGS SA                         COM              482477007     6605     4025 SH       Sole                     4025
STATE STREET                   COM              857477103      666    14000 SH       Sole                    14000
STREETTRACKS GOLD TR           COM              78463v107      326     2485 SH       Sole                     2485
STRYKER                        COM              863667101    47268   826361 SH       Sole                   826361
TECHNE CORP                    COM              878377100    44011   656874 SH       Sole                   656874
THOMAS & BETTS                 COM              884315102      204     4225 SH       Sole                     4225
V F                            COM              918204108      265     3175 SH       Sole                     3175
VARIAN MEDICAL SYSTEMS         COM              92220P105    72824  1031503 SH       Sole                  1031503
VERISK ANALYTICS INC-CL A      COM              92345y106    31882   954257 SH       Sole                   954257
WAL MART STORES                COM              931142103      445     7949 SH       Sole                     7949
WESTERN UNION                  COM              959802109      276    14400 SH       Sole                    14400
WHITING PETE                   COM              966387102     1075     9250 SH       Sole                     9250
XILINX                         COM              983919101     1500    48000 SH       Sole                    48000
SSGA CASH MGMT EURO FD GLBL SH                  034113902      231 172599.090SH      Sole               172599.090
INGERSOLL-RAND CO PLC          ADR              G47791101      274     6000 SH       Sole                     6000
ROYAL DUTCH SHELL PLC-ADR A    ADR              780259206      361     5323 SH       Sole                     5323
SGS SA ADR                     ADR              818800104    50653  3068009 SH       Sole                  3068009
KINDER MORGAN MANAGEMENT LLC                    EKE55U103        0 87781.0000SH      Sole               87781.0000
REPORT SUMMARY                 61 DATA RECORDS             1088344            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


